Fair Value Measurements (Tables)	9 Months Ended
Sep. 28, 2017
Fair Value Measurements
Schedule of Assets (Liabilities) Measured at Fair Value on a Recurring Basis

	As of
	September 28,
(in thousands)	2017	Level 1	Level 2	Level 3
Interest rate caps (cash flow hedges)	$1,021	$—	$1,021	$—

	As of
	December 29,
(in thousands)	2016	Level 1	Level 2	Level 3
Interest rate caps (cash flow hedges)	$2,473	$—	$2,473	$—